Expense Example, No Redemption (USD $)	12 Months Ended
Aug. 31, 2013
Vanguard Prime Money Market Fund - Investor Shares | Vanguard Prime Money Market Fund
Expense Example, No Redemption:
1 YEAR	$ 17
3 YEAR	55
5 YEAR	96
10 YEAR	217
Vanguard Federal Money Market Fund - Investor Shares | Vanguard Federal Money Market Fund
Expense Example, No Redemption:
1 YEAR	14
3 YEAR	45
5 YEAR	79
10 YEAR	179
Vanguard Prime Money Market Fund - Institutional Shares | Vanguard Prime Money Market Fund
Expense Example, No Redemption:
1 YEAR	10
3 YEAR	32
5 YEAR	56
10 YEAR	$ 128